SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Common stock subject to possible redemption (Details) - Class A Common Stock Subject to Possible Redemption - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Apr. 21, 2023
Gross proceeds from initial public offering			$ 241,500,000
Fair value allocated to public warrants			(7,498,575)
Offering costs allocated to Class A common stock subject to possible redemption			(14,647,648)
Remeasurement on Class A common stock subject to possible redemption	$ 1,082,415	$ 813,105	30,973,080
Temporary equity, carrying amount	$ 42,190,562	$ 251,139,962	$ 250,326,857	$ 3,998,687